Acquisitions and Investments - Summary of Unaudited Pro Forma Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 421,615	$ 245,493
Net loss	$ (1,223)	$ (49,626)